TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Consolidated pretax income	$ 4,938	$ (4,104)	$ (61,720)
Corporate Statutory Tax Rate	1,136	(944)	(14,196)
Changes in valuation allowance	(21)	599	13,131
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount [Abstract]
Share-based compensation		709	1,586
Goodwill impairment	418
Changes in unrecognized tax benefits	375
Other Adjustments	(102)
Write off of prepaid and withholding taxes	648	1,113	749
Foreign tax rates differences related to subsidiaries		0	20
Non-deductible expenses and exempt income		(144)	(269)
Capital note and inter-company balances release taxes		0	0
Other expenses and Exchange rate differences		80	(37)
Change in expense associated with tax positions for current year	375	352	100
Effective tax rate	$ 1,233	$ 1,765	$ 1,084
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Corporate Statutory Tax Rate	23.00%	23.00%	23.00%
Changes in valuation allowance	(0.04%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent [Abstract]
Goodwill impairment	8.50%
Changes in unrecognized tax benefits	7.60%
Other Adjustments	(2.20%)
Effective tax rate	25.00%
SPAIN
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Changes in valuation allowance	$ (160)
Statutory rate difference	(146)
Non taxable Grants	(288)
Other	$ 61
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Changes in valuation allowance	(3.20%)
Statutory rate difference	(2.90%)
Non taxable Grants	(5.80%)
Other	1.20%
UNITED STATES
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Share-based payment awards	$ (385)
Changes in valuation allowance	295
Other	$ (113)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Share-based payment awards	(7.80%)
Changes in valuation allowance	6.00%
Other	(2.30%)
Other Foreign Jurisdictions [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other	$ 163
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other	3.30%